Goodwill and Intangible Assets - Expected Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 30, 2016	Sep. 30, 2016
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Remainder of fiscal year 2017	$ 16,228
2017		$ 21,817
2018	21,399	21,399
2019	21,235	21,235
2020	21,256	21,256
2021	20,558	20,558
Thereafter		$ 54,792
2022	19,746
After year six	$ 35,047